Summary of Revenue From Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Charterer A [Member]
Product Information [Line Items]
Total	30.00%	13.00%
Charterer B [Member]
Product Information [Line Items]
Total	27.00%	50.00%
Charterer C [Member]
Product Information [Line Items]
Total	20.00%
Charterer D [Member]
Product Information [Line Items]
Total		31.00%
Charterers [Member]
Product Information [Line Items]
Total	77.00%	94.00%